Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables
Trade receivables	$ 4	$ 4
Goods and Service Tax receivable	204	77
Other receivables	106
Total trade and other receivables	$ 314	$ 81
Average credit period	30 days